UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2015 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.8%
	Aerospace Product & Parts Manufacturing - 3.1%
6,400	Honeywell International, Inc.	657,792
20,200	TE Connectivity Ltd. (b)	1,457,026
		2,114,818
	Agriculture, Construction & Mining Machinery Manufacturing - 1.1%
6,600	National Oilwell Varco Inc.	358,710
5,400	The Toro Co.	365,310
		724,020
	Air Freight & Logistics - 0.2%
1,500	United Parcel Service, Inc. (UPS) - Class B	152,595

	Apparel Knitting Mills - 0.3%
4,900	Zumiez, Inc. (a)	190,218

	Automobiles - 0.5%
13,400	Winnebago Industries, Inc.	311,014

	Building Material & Supplies Dealers - 2.6%
16,400	Fastenal Co.	681,420
9,100	The Home Depot, Inc.	1,044,225
		1,725,645
	Business Support Services - 0.7%
18,300	WNS Holdings Ltd. - ADR (a)(b)	447,801

	Clothing Stores - 1.5%
20,800	American Eagle Outfitters, Inc.	311,376
5,500	ANN INC. (a)	197,505
1,500	The Children's Place Retail Stores, Inc.	85,485
9,200	The Gap, Inc.	382,720
		977,086
	Commercial & Service Industry Machinery Manufacturing - 1.9%
22,100	Copart, Inc. (a)	826,982
4,400	The Middleby Corp. (a)	469,084
		1,296,066
	Communications Equipment Manufacturing - 2.1%
24,200	Cisco Systems, Inc.	714,142
4,300	Plantronics, Inc.	216,892
6,200	QUALCOMM, Inc.	449,562
		1,380,596
	Computer & Peripheral Equipment Manufacturing - 5.7%
23,200	Apple Inc.	2,980,272
25,700	EMC Corp.	743,758
1,400	Zebra Technologies Corp. (a)	127,470
		3,851,500
	Computer Systems Design & Related Services - 2.2%
5,800	Accenture PLC - Class A (b)	522,174
2,900	Cerner Corp. (a)	208,974
5,000	Perficient, Inc. (a)	99,400
15,900	Sykes Enterprises, Inc. (a)	369,675
7,600	Virtusa Corp. (a)	299,136
		1,499,359

	Cut & Sew Apparel Manufacturing - 0.7%
6,800	lululemon athletica Inc. (a)	465,392

	Dairy Product Manufacturing - 0.7%
12,200	WhiteWave Foods Co. (a)	499,590

	Data Processing, Hosting & Related Services - 3.3%
3,900	Automatic Data Processing, Inc.	346,476
7,550	CoStar Group Inc. (a)	1,503,658
4,900	Red Hat, Inc. (a)	338,688
		2,188,822
	Drugs & Druggists' Sundries Merchant Wholesalers - 1.5%
5,200	AmerisourceBergen Corp.	534,352
5,500	The Procter & Gamble Co.	468,215
		1,002,567
	Electrical Equipment Manufacturing - 0.7%
8,800	AMETEK, Inc.	467,632

	Electronic Shopping & Mail-Order Houses - 0.5%
910	Amazon.com, Inc. (a)	345,945

	Electronics & Appliance Stores - 0.5%
9,400	Best Buy Co., Inc.	358,140

	Employment Services - 0.2%
1,800	Manpowergroup Inc.	144,828

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.8%
8,200	Brunswick Corp.	444,768
435	Cummins, Inc.	61,870
		506,638
	Freight Transportation Arrangement - 0.7%
2,600	FedEx Corp.	460,148

	General Freight Trucking - 0.9%
7,100	Knight Transportation, Inc.	234,726
4,500	Old Dominion Freight Line, Inc. (a)	351,540
		586,266
	Grain & Oilseed Milling - 1.7%
5,000	Unilever NV - NY Reg. Shares - ADR (b)	217,350
21,300	Unilever PLC - ADR (b)	939,543
		1,156,893
	Health & Personal Care Stores - 1.2%
7,900	CVS Caremark Corp.	820,573

	Industrial Machinery Manufacturing - 1.8%
47,500	Applied Materials, Inc.	1,189,875

	Insurance Carriers - 0.8%
9,716	Health Net Inc. (a)	557,213

	Management, Scientific & Technical Consulting Services - 1.7%
5,200	Korn/Ferry International (a)	159,120
6,200	MAXIMUS, Inc.	367,226
9,100	Salesforce.com, Inc. (a)	631,358
		1,157,704
	Medical and Diagnostic Laboratories - 0.0%
1	Laboratory Corp. of America Holdings (a)	64

	Medical Equipment & Supplies Manufacturing - 0.9%
1,800	3M Co.	303,570
520	Intuitive Surgical, Inc. (a)	260,000
800	Stryker Corp.	75,800
		639,370
	Metal Ore Mining - 0.3%
4,000	Franco-Nevada Corp. (b)	211,000

	Motor Vehicle Body & Trailer Manufacturing - 0.3%
1,663	Lear Corp.	181,134

	Motor Vehicle Manufacturing - 0.3%
1,120	Tesla Motors, Inc. (a)	227,741

	Motor Vehicle Parts Manufacturing - 0.2%
3,300	Sun Hydraulics Corp.	127,710

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.4%
1,000	Danaher Corp.	87,280
1,400	Illumina, Inc. (a)	273,644
5,100	Masimo Corp. (a)	150,297
5,800	MTS Systems Corp.	420,210
		931,431
	Newspaper, Periodical, Book, and Directory Publishers - 2.5%
24,200	Reed Elsevier PLC - ADR (b)	1,669,316

	Office Administrative Services - 0.8%
6,800	Gartner, Inc. (a)	565,148

	Office Furniture (including Fixtures) Manufacturing - 0.6%
16,000	La-Z-Boy Inc.	399,200

	Oil & Gas Extraction - 2.9%
3,700	Diamondback Energy, Inc. (a)	263,477
1,000	EOG Resources, Inc.	89,720
27,500	Imperial Oil Ltd. (b)	1,062,600
6,600	Occidental Petroleum Corp.	514,008
		1,929,805
	Other Electrical Equipment & Component Manufacturing - 0.2%
2,900	Emerson Electric Co.	167,968

	Other Fabricated Metal Product Manufacturing - 0.1%
540	Parker Hannifin Corp.	66,253

	Other Financial Investment Activities - 2.1%
18,259	Medtronic, PLC (b)	1,416,716

	Other General Merchandise Stores - 0.7%
2,260	O'Reilly Automotive, Inc. (a)	470,374

	Other General Purpose Machinery Manufacturing - 2.5%
4,800	Graco, Inc.	363,744
6,500	IDEX Corp.	502,190
4,500	Pall Corp.	453,645
2,360	Roper Industries, Inc.	395,465
		1,715,044
	Other Information Services - 5.5%
6,030	Baidu, Inc. - ADR (a)(b)	1,228,612
7,600	Facebook Inc. (a)	600,172
1,550	Google Inc. - Class A (a)	872,077
1,810	Google Inc. - Class C (a)	1,010,704
		3,711,565

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.7%
4,000	Monsanto Co.	481,720

	Petroleum & Coal Products Manufacturing - 5.0%
14,600	Chevron Corp.	1,557,528
20,500	Exxon Mobil Corp.	1,815,070
		3,372,598
	Pharmaceutical & Medicine Manufacturing - 12.8%
8,100	Alkermes PLC (a)(b)	569,025
1,900	Allergan, Inc.	442,206
3,500	BioMarin Pharmaceutical Inc. (a)	374,745
5,400	Bristol-Myers Squibb Co.	328,968
11,700	Gilead Sciences, Inc. (a)	1,211,301
4,400	IDEXX Laboratories, Inc. (a)	690,052
560	Intercept Pharmaceuticals, Inc. (a)	123,967
7,200	Isis Pharmaceuticals, Inc. (a)	493,632
8,700	Johnson & Johnson	891,837
14,900	Novartis AG - ADR (b)	1,525,760
2,300	Receptos, Inc. (a)	291,272
1,460	Regeneron Pharmaceuticals, Inc. (a)	604,206
3,600	United Therapeutics Corp. (a)	558,180
4,000	Vertex Pharmaceuticals Inc. (a)	477,720
		8,582,871
	Professional, Commercial Equipment & Supplies Merchant Wholesalers - 0.4%
1,700	Henry Schein, Inc. (a)	238,085

	Rail Transportation - 0.9%
4,900	Union Pacific Corp.	589,274

	Scientific Research & Development Services - 3.6%
2,500	Alexion Pharmaceuticals, Inc. (a)	450,925
12,000	Babcock & Wilcox Co.	372,480
1,230	Biogen Idec Inc. (a)	503,796
4,178	Celgene Corp. (a)	507,752
6,300	Incyte Corp. (a)	540,855
		2,375,808
	Semiconductor & Other Electronic Component Manufacturing - 4.7%
16,800	Altera Corp.	621,768
18,200	Benchmark Electronics, Inc. (a)	426,972
3,400	Cavium, Inc. (a)	232,866
2,000	Cree, Inc. (a)	78,520
34,800	NVIDIA Corp.	767,688
9,300	Texas Instruments Inc.	546,840
9,900	Tyco Internaional PLC (b)	417,978
2,000	Xilinx, Inc.	84,740
		3,177,372
	Semiconductor & Semiconductor Equipment - 1.5%
30,000	Intel Corp.	997,500

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.5%
5,200	Tupperware Brands Corp.	371,280

	Software Publishers - 6.1%
11,000	Aspen Technology, Inc. (a)	424,655
30,800	Microsoft Corp.	1,350,580
24,600	Oracle Corp.	1,077,972
19,000	Synopsys, Inc. (a)	881,790
2,900	Tyler Technologies, Inc. (a)	346,173
		4,081,170
	Sporting Goods, Hobby & Musical Instrument Stores - 1.3%
16,200	Dicks Sporting Goods, Inc.	876,258

	Support Activities for Mining - 0.5%
3,700	Schlumberger Ltd. (b)	311,392

	Textile, Apparel & Luxury Goods - 0.2%
1,200	NIKE, Inc. - Class B	116,544

	Wired Telecommunications Carriers - 0.7%
9,942	PT Telekomunikasi Indonesia Persero Tbk - ADR (b)	448,384

	TOTAL COMMON STOCKS (Cost $56,408,930)	67,029,039

	Total Investments (Cost ($56,408,930) - 99.8%	67,029,039
	Other Assets in Excess of Liabilities - 0.2%	134,742
	TOTAL NET ASSETS - 100.0%	$67,163,781

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

	Cost of investments	$56,408,930
	Gross unrealized appreciation on investments	11,516,459
	Gross unrealized depreciation on investments	(896,350)
	Net unrealized appreciation on investments	$10,620,109

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,029,039	-	-	$67,029,039
Total*	$67,029,039	-	-	$67,029,039

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at February 28, 2015 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and cial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the nine months ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
       Bassam Osman, President

Date  April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By  /s/ Bassam Osman                                    ./s//s/
      Bassam Osman, President

Date  April 15, 2015

By   /s/ Mohammad Basheeruddin
        Mohammad Basheeruddin, Treasurer

Date  April 16, 2015